UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska          68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:10/31/09

Item 1.  Schedule of Investments.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS
October 31, 2009 (Unaudited)
Shares		Value
	COMMON STOCK - 91.3%
	AEROSPACE/DEFENSE - 2.9%
32,500	Boeing Co.	$ 1,553,500

	AUTO MANUFACTURERS - 3.1%
235,000	Ford Motor Co. *	1,645,000

	BANKS - 8.8%
10,000	Goldman Sachs Group, Inc. (The)	1,701,700
70,000	JPMorgan Chase & Co.	2,923,900
		4,625,600
	BEVERAGES - 0.6%
5,000	Green Mountain Coffee Roasters, Inc. *	332,750

	BIOTECHNOLOGY - 12.6%
32,500	Amgen, Inc. *	1,746,225
42,500	Genzyme Corp. *	2,150,500
27,500	Illumina, Inc. *	882,750
45,000	United Therapeutics Corp. *	1,914,300
		6,693,775
	CHEMICALS - 2.7%
21,250	Monsanto Co.	1,427,575

	COMMERCIAL SERVICES - 4.1%
10,000	Mastercard, Inc.	2,190,200

	COMPUTERS - 8.1%
15,000	Apple, Inc. *	2,827,500
25,000	Research In Motion, Ltd. *	1,468,250
		4,295,750
	COSMETICS/PERSONAL CARE - 3.7%
25,000	Colgate-Palmolive Co.	1,965,750

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
42,500	SunPower Corp. *	1,054,425

	ENGINEERING & CONSTRUCTION - 2.4%
45,000	Foster Wheeler AG *	1,259,550

	HEALTHCARE-PRODUCTS - 12.1%
20,000	Idexx Laboratories, Inc. *	1,022,400
18,500	Intuitive Surgical, Inc. *	4,557,475
22,500	NuVasive, Inc. *	816,525
		6,396,400
	INSURANCE - 2.2%
350	Berkshire Hathaway, Inc. *	1,149,050

	INTERNET - 4.3%
4,250	Google, Inc. *	2,278,510

	MACHINERY-CONSTRUCTION & MINING - 2.9%
35,000	Bucyrus International, Inc.	1,554,700

	OIL & GAS - 6.2%
27,500	Murphy Oil Corp.	1,681,350
32,500	Range Resources Corp.	1,626,625
		3,307,975
	OIL & GAS SERVICES - 5.7%
50,000	Dresser-Rand Group, Inc. *	1,473,500
25,000	Schlumberger, Ltd.	1,555,000
		3,028,500
	RETAIL - 2.8%
42,500	CVS Caremark Corp.	1,500,250

	TELECOMMUNICATIONS - 4.1%
52,500	QUALCOMM, Inc.	2,174,025

	TOTAL COMMON STOCK (Cost $46,676,275)	48,433,285

Principal
	BONDS & NOTES - 1.1%
	DIVERSIFIED FINANANCIAL SERVICES - 1.1%
$ 600,000	Goldman Sachs Capital I, 6.345%, 2/15/34
	(Cost $408,224)	568,371

Shares
	SHORT-TERM INVESTMENTS - 7.7%
	MONEY MARKET FUNDS - 7.7%
4,102,117	Milestone Treasury Obligations Portfolio - Institutional Class, 0.01%**, 3/31/10
	(Cost $4,102,117)	4,102,117

	TOTAL INVESTMENTS - 100.1% (Cost $51,186,616) (a)	$ 53,103,773
	OTHER LIABILITIES LESS ASSETS - (0.1)%	(47,957)
	TOTAL NET ASSETS - 100%	$ 53,055,816

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2009.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 7,335,140
	Unrealized Depreciation:	(5,417,983)
	Net Unrealized Appreciation:	$ 1,917,157

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 48,433,285	$ -	$ -	$ 48,433,285
Bonds & Notes	-	568,371	-	568,371
Money Market Funds	-	4,102,117	-	4,102,117
Total	$ 48,433,285	$ -	$ -	$ 53,103,773

                                                 The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/30/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/30/09

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/30/09